Certain risks and concentration - Schedule of Financial Data for VIEs on Aggregated Basis Statement of Loss and Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Financial Information:
Net revenues	$ 307,702	$ 254,745	$ 199,408
Net loss	(13,631)	(12,618)	(9,603)
Net cash (used in)/provided by operating activities	(19,673)	(19,633)	(30,294)
Net cash used in investing activities	(22,390)	(27,693)	6,762
Net cash provided by financing activities	24,743	79,983	44,804
VIE
Financial Information:
Net revenues	23,865	22,102	20,670
Net loss	(900)	(1,755)	(451)
Net cash (used in)/provided by operating activities	(1,681)	31	(142)
Net cash used in investing activities	(14)	(29)	(69)
Net cash provided by financing activities	2,195	457
VIE | Subsidiaries of the Group
Financial Information:
Net revenues	1,028	4,761	1,645
Net cash (used in)/provided by operating activities	772	2,141	(1,500)
VIE | Third Parties
Financial Information:
Net revenues	22,837	17,341	19,025
Net cash (used in)/provided by operating activities	(2,453)	(2,110)	1,358
VIE | Receipts of Advances Group Companies
Financial Information:
Net cash provided by financing activities	1,588		588
VIE | Repayments of Advances from Group Companies
Financial Information:
Net cash provided by financing activities	(554)		$ (588)
VIE | Other Financing Activities
Financial Information:
Net cash provided by financing activities	$ 1,161	$ 457